Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property and equipment - Gross	$ 11,579,727	$ 11,484,345
Less: Accumulated depreciation	(4,414,388)	(3,691,402)
Property and equipment - net	7,165,339	7,792,943
Buildings [Member]
Property and equipment - Gross	7,281,818	7,574,580
Useful Life (Years)	20 years
Operating equipment [Member]
Property and equipment - Gross	3,738,522	3,401,535
Operating equipment [Member] | Maximum [Member]
Useful Life (Years)	10 years
Operating equipment [Member] | Minimum [Member]
Useful Life (Years)	4 years
Office equipment [Member]
Property and equipment - Gross	131,538	102,897
Useful Life (Years)	5 years
Vehicles [Member]
Property and equipment - Gross	$ 427,849	$ 405,333
Vehicles [Member] | Maximum [Member]
Useful Life (Years)	8 years
Vehicles [Member] | Minimum [Member]
Useful Life (Years)	5 years